CONSOLIDATED INCOME STATEMENT (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Interest income	£ 11,802	£ 7,124
Interest expense	(4,793)	(1,035)
Net interest income	7,009	6,089
Fee and commission income	1,196	1,180
Fee and commission expense	(550)	(532)
Net fee and commission income	646	648
Net trading income	107	208
Other operating income	1,278	1,107
Other income	2,031	1,963
Total income	9,040	8,052
Operating expenses	(4,829)	(4,405)
Impairment	(681)	(364)
Profit before tax	3,530	3,283
Tax expense	(940)	(842)
Profit for the period	2,590	2,441
Profit attributable to ordinary shareholders	2,417	2,313
Profit attributable to other equity holders	161	114
Profit attributable to equity holders	2,578	2,427
Profit attributable to non-controlling interests	£ 12	£ 14